Property, Plant and Equipment	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
Property, Plant and Equipment
Property, plant and equipment
The composition of and movement in the items comprising net “Property, plant and equipment” in 2017 and 2016 were the following:

2017
Millions of euros	Balance at 12/31/16	Additions	Depreciation	Disposals	Transfers and others	Translation differences and hyperinflation adjustments	Inclusion of companies	Balance at 12/31/17
Land and buildings	4,858	64	(391)	(14)	139	(293)	20	4,383
Plant and machinery	26,770	2,096	(5,062)	4	3,455	(2,039)	73	25,297
Furniture, tools and other items	1,426	223	(500)	(4)	230	(117)	9	1,267
PP&E in progress	3,339	4,496	—	(8)	(4,237)	(323)	11	3,278
Total PP&E	36,393	6,879	(5,953)	(22)	(413)	(2,772)	113	34,225

2016
Millions of euros	Balance at 12/31/15	Additions	Depreciation	Disposals	Transfers and others	Translation differences and hyperinflation adjustments	Exclusion of companies	Balance at 12/31/16
Land and buildings	4,851	59	(386)	(36)	198	173	(1)	4,858
Plant and machinery	24,682	1,325	(5,034)	(22)	4,464	1,369	(14)	26,770
Furniture, tools and other items	1,412	190	(531)	(19)	344	30	—	1,426
PP&E in progress	2,965	5,674	—	(12)	(5,365)	89	(12)	3,339
Total PP&E	33,910	7,248	(5,951)	(89)	(359)	1,661	(27)	36,393

The gross cost, accumulated depreciation and impairment losses of property, plant and equipment at December 31, 2017 and 2016 are as follows:

Balance at December 31, 2017
Millions of euros	Gross cost	Accumulated depreciation	Impairment losses	PP&E
Land and buildings	11,344	(6,958)	(3)	4,383
Plant and machinery	96,335	(70,969)	(69)	25,297
Furniture, tools and other items	6,900	(5,624)	(9)	1,267
PP&E in progress	3,289	—	(11)	3,278
Total PP&E	117,868	(83,551)	(92)	34,225

Balance at December 31, 2016
Millions of euros	Gross cost	Accumulated depreciation	Impairment losses	PP&E
Land and buildings	11,930	(7,069)	(3)	4,858
Plant and machinery	99,945	(73,021)	(154)	26,770
Furniture, tools and other items	7,288	(5,852)	(10)	1,426
PP&E in progress	3,350	—	(11)	3,339
Total PP&E	122,513	(85,942)	(178)	36,393

Investment by Telefónica Spain in property plant and equipment in 2017 and 2016 amounted to 1,451 and 1,615 million euros, respectively. Rapid fiber optic roll out, exceeding 19 million premises passed by year-end 2017, together with investments in LTE network, with 97% population coverage, and transport network modernization.
Investment by Telefónica United Kingdom in property plant and equipment in 2017 and 2016 amounted to 727 and 775 million euros, respectively. The investment has been focused on increasing LTE coverage, achieving 99% population coverage by year-end 2017, and also pursuing the improvement of network capacity and quality of customer experience.
Investment by Telefónica Germany in property plant and equipment in 2017 and 2016 amounted to 675 and 742 million euros, respectively. The company is focused on network integration which are allowing to enhance customer experience and to capture integration synergies, further LTE network rollout achieving a coverage of 82% by year-end 2017.
Investment by Telefónica Brazil in property plant and equipment in 2017 and 2016 amounted to 1,842 and 1,782 million  euros, respectively. The investment was mainly dedicated to extending the coverage and capacity of 4G and 3G mobile networks, the deployment and connection of fiber network in the fixed business as well as network integration and simplification of processes and systems.
Investment by Telefónica Hispanoamérica in property plant and equipment in 2017 and 2016 amounted to 1,926 and 2,164 million euros, respectively. This investment has been mainly focused on improving the coverage and capacity of 4G and 3G networks, the roll out of ultra-broadband fixed capabilities (fiber / HFC) and the simplification and digitalization of processes and systems.
“Inclusion of companies” in 2017 mainly corresponds to Coltel acquiring control over the companies Telebucaramanga, Metrotel and Optecom (see Note 5).
The impact of the monetary adjustments due to hyperinflation in Venezuela is included under “Translation differences and hyperinflation adjustments”.
Telefónica Group companies have purchased insurance policies to reasonably cover the possible risks to which their property, plant and equipment used in operations are subject, with suitable limits and coverage. In addition, as part of its commercial activities and network deployment, the Group maintains several property acquisition commitments. The timing of scheduled payments in this regard is disclosed in Note 18.
Property, plant and equipment deriving from finance leases amounted to 254 million euros at December 31, 2017 (476 million euros at December 31, 2016). The most significant finance leases are disclosed in Note 22.